Warrants (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 06, 2020	Apr. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rice Acquisition Corp. [Member]
Warrants (Details) [Line Items]
Public warrants				$ 11,862,500
Private placement warrants outstanding			$ 6,771,000			$ 6,771,000
Warrant exercise price (in Dollars per share)				$ 11.50
Expire term				five years
Newly issued price				115.00%
Exercise price (in Shares)			11.50			11.50
Warrant expiration term			5 years			5 years
Description on business combination			In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the board and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Newly Issued Price.
Warrant redemption, description			Redemption of warrants when our Class A common stock equals or exceeds $18.00 per share:Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Aria Energy LLC [Member]
Warrants (Details) [Line Items]
Termination date	May 31, 2022		Jun. 30, 2023	May 31, 2022
Interest rate	$ 110,000	$ 110,000
Fixed cap interest	1.00%	1.00%
Associated fees			$ 0	$ 0
Cash payments				$ 459	$ 744	$ 1,286	$ 745	$ 494
Associated fees						zero
Settlement of the interest rate swap								$ 539
Warrants [Member] | Rice Acquisition Corp. [Member]
Warrants (Details) [Line Items]
Redemption of warrants description				Redemption of warrants when our Class A common stock equals or exceeds $10.00 per share:Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A common stock;• if and only if, the last sale price of Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is an effective registration statement covering the issuance of shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30- day period after written notice of redemption is given.
Forecast [Member] | Aria Energy LLC [Member]
Warrants (Details) [Line Items]
Termination date				Jun. 30, 2023
Class A Common Stock [Member] | Rice Acquisition Corp. [Member]
Warrants (Details) [Line Items]
Warrant redemption, description			Redemption of warrants when our Class A common stock equals or exceeds $10.00 per share:Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A common stock;• if and only if, the last sale price of Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and• if, and only if, there is an effective registration statement covering the issuance of shares of Class A common stock issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30- day period after written notice of redemption is given.
Class A Common Stock [Member] | Rice Acquisition Corp. [Member] | Series of Individually Immaterial Business Acquisitions [Member]
Warrants (Details) [Line Items]
Issue price (in Dollars per share)				$ 9.20
Class A Common Stock [Member] | Warrants [Member] | Rice Acquisition Corp. [Member]
Warrants (Details) [Line Items]
Redemption of warrants description				Redemption of warrants when our Class A common stock equals or exceeds $18.00 per share:Once the warrants become exercisable, the Company may redeem the outstanding warrants for cash (except as described herein with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.